Accrued Expenses and Other Current Liabilities	12 Months Ended
Feb. 28, 2019
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As at
	February 28, 2018	February 28, 2019
	RMB	RMB	USD
Accrued employee payroll and welfare benefits	7,321	11,623	1,737
Payable for funding commitments (1)	5,000	25,000	3,736
Deposits received from network partners	2,400	100	15
Other taxes payable (2)	2,517	2,668	399
Professional service fee payable	3,528	3,329	498
Dividends payable	3,677	—	—
Rental payable	—	3,283	491
Refund liabilities	—	2,718	406
Others	4,778	7,845	1,172
Total	29,221	56,566	8,454

(1)

As of February 28, 2018 and 2019, RMB5,000 and RMB25,000 (US$3,736) have been accrued as marketing expenses, respectively, according to the funding commitment with Shanghai East Normal University Education Development Fund for public welfare purpose. Detail commitment schedule refer to Note 14.

(2)	Other taxes payable consists of value added tax payable, withholding individual tax payable and other tax payable.